Income Tax (Details) - Schedule of applicable income tax rate		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Yunnan Hengshui Chenggong Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1]	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Hengshui Experimental Secondary School—Xishan School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1]	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Hengshui Yiliang Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1]	Income tax exemption	Income tax exemption	Income tax exemption
Qujing Hengshui Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1],[2]	Income tax exemption	Income tax exemption	Income tax exemption
Yunnan Yuxi Hengshui Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[1]	Income tax exemption	Income tax exemption	Income tax exemption
Resorts District Hengshui Experimental Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Income tax exemption on certain income	Income tax exemption on certain income	Income tax exemption on certain income
Yunnan Long-Spring Foreign Language Secondary School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[3]	Income tax exemption on certain income	Income tax exemption on certain income	Income tax exemption on certain income
Ordos Hengshui Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[4]	25.00%	25.00%	25.00%
Xinping Hengshui Experimental High School Co., Ltd. [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Guizhou Mingde Tutorial School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Zhenxiong High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Wenshan Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Xishuangbanna Hengshui Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[4]	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Qiubei Experimental High School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate		Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise
Yunnan Hengshui Experimental Secondary School—Mengla School [Member]
Income Tax (Details) - Schedule of applicable income tax rate [Line Items]
Description of applicable income tax rate	[4]	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise	Preferential tax rate of small and micro enterprise

[1]	As confirmed by the local tax authorities, these school are exempt from income taxes for the years ended December 31, 2019, 2020 and 2021, respectively.
[2]	Under 2016 Revised Private Education Law, Qujing Hengshui Experimental Secondary School and Xinping Hengshui Experimental Middle School have registered as non-profit schools in 2019 and are qualified for similar tax benefits as public schools, which entitle them to income tax exemptions.
[3]	Resorts District Hengshui Experimental Secondary School and Yunnan Long-Spring Foreign Language Secondary School are entitled to a five-year enterprise income tax exemptions for certain revenue that meets relevant legal requirements from January 1, 2018 through December 31, 2022 and from January 1, 2019 through December 31, 2023 respectively, as determined by the local government authorities as non-profit organizations.
[4]	As these schools have not received confirmations from the local tax authorities on income tax exemption, they are subject to the statutory income tax rate of 25% for the years ended December 31, 2019, 2020 and 2021, respectively. For the year ended December 31, 2021, the newly established schools are qualified as small and micro enterprises, the preferential tax rates of 5% or 10% are applied.